Operating Segments (Tables)	12 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment	The following table provides an analysis of the Group’s revenue, results, assets, liabilities and other information by business segment:
As of June 30, 2024
	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	240,411,194	32,459,929	272,871,123
Deferred tax assets and tax recoverable	38,559	-	38,559
Total assets	240,449,753	32,459,929	272,909,682

Liabilities
Segment liabilities	622,632	946,284	1,568,916
Deferred tax liabilities and tax payable	7,258,186	5,519	7,263,705
Total liabilities	7,880,818	951,803	8,832,621

As of June 30, 2023
	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	364,549,780	31,133,035	395,682,815
Deferred tax assets and tax recoverable	20,849	-	20,849
Total assets	364,570,629	31,133,035	395,703,664

Liabilities
Segment liabilities	36,181,129	22,271,732	58,452,861
Deferred tax liabilities and tax payable	18,400,242	12,804	18,413,046
Total liabilities	54,581,371	22,284,536	76,865,907

As of June 30, 2022
	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	326,879,076	1,721,377	328,600,453
Deferred tax assets and tax recoverable	12,841	-	12,841
Total assets	326,891,917	1,721,377	328,613,294

Liabilities
Segment liabilities	9,923,189	2,000	9,925,189
Deferred tax liabilities and tax payable	24,193,067	90	24,193,157
Total liabilities	34,116,256	2,090	34,118,346

Schedule Additions to Non-Current Assets
As of June 30, 2024 (Cont’d)
	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	30,000,000	-	30,000,000

Revenue
Total revenue	58,186,647	-	58,186,647
- Inter-segment revenue	-	-	-
Revenue from external parties	58,186,647	-	58,186,647
Results
Loss before interest, depreciation and tax	(7,374,704)	(3,426,200)	(10,800,904)
Depreciation of:
- property, plant and equipment	(28,310,019)	-	(28,310,019)
- right-of-use assets	(124,572)	-	(124,572)
Amortisation of intangible asset	(27,871,638)	-	(27,871,638)
Finance income/(cost), Net	117,245	1,480,411	1,597,656
Loss before tax	(63,563,688)	(1,945,789)	(65,509,477)
Tax expense	10,864,620	(43,977)	10,820,643
Loss for the financial year	(52,699,068)	(1,989,766)	(54,688,834)
As of June 30, 2023 (Cont’d)
	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	72,383,744	-	72,383,744

Revenue
Total revenue	242,132,250	-	242,132,250
- Inter-segment revenue	-	-	-
Revenue from external parties	242,132,250	-	242,132,250
Results
Profit/(Loss) before interest, depreciation and tax	63,598,843	(4,068,113)	59,530,730
Depreciation of:
- property, plant and equipment	(15,859,909)	-	(15,859,909)
- right-of-use assets	(126,945)	-	(126,945)
Amortisation of intangible asset	(22,423,148)	-	(22,423,148)
Finance income/(cost), Net	365,310	406,966	772,276
Profit/(Loss) before tax	25,554,151	(3,661,147)	21,893,004
Tax expense	5,676,935	(32,714)	5,644,221
Profit/(Loss) for the financial year	31,231,086	(3,693,861)	27,537,225
As of June 30, 2022 (Cont’d)
	IoT	Investment holding and others	Total
	RM	RM	RM
Additions to non-current assets:
Property, plant and equipment	56,017,056	-	56,017,056
Intangible assets	78,000,000	-	78,000,000
	134,017,056	-	134,017,056

Revenue
Total revenue	443,024,003	-	443,024,003
- Inter-segment revenue	-	-	-
Revenue from external parties	443,024,003	-	443,024,003
Results
Profit/(Loss) before interest, depreciation and tax	106,355,733	(1,812,671)	104,543,062
Depreciation of:
- property, plant and equipment	(933,859)	-	(933,859)
- right-of-use assets	(116,801)	-	(116,801)
Amortisation of intangible asset	(15,423,146)	-	(15,423,146)
Finance income/(cost), Net	222,745	395	223,140
Profit/(Loss) before tax	90,104,672	(1,812,276)	88,292,396
Tax expense	(14,909,278)	(96)	(14,909,374)
Profit/(Loss) for the financial year	75,195,394	(1,812,372)	73,383,022